Statements of Net Assets Available for Benefits - EBP 002 - USD ($)	Dec. 31, 2025	Dec. 31, 2024
Assets
Investments, at fair value	$ 8,309,522,381	$ 7,282,672,110
Fully benefit-responsive investment contracts, at contract value	261,590,731	274,324,223
Total investments	8,571,113,112	7,556,996,333
Employer contributions receivable	15,487,259	11,794,281
Participant contributions receivable	2,906	43,132
Notes receivable from participants	139,320,002	137,313,269
Total receivables	154,810,167	149,150,682
Total assets	8,725,923,279	7,706,147,015
Liabilities
Accrued expenses	307,870	123,237
Total liabilities	307,870	123,237
Net assets available for benefits	$ 8,725,615,409	$ 7,706,023,778